UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF

REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-03090

MFS SERIES TRUST VII

(Exact name of registrant as specified in charter)

111 Huntington Avenue, Boston, Massachusetts 02199

(Address of principal executive offices) (Zip code)

Susan S. Newton

Massachusetts Financial Services Company

111 Huntington Avenue

Boston, Massachusetts 02199

(Name and address of agents for service)

Registrant’s telephone number, including area code: (617) 954-5000

Date of fiscal year end: July 31

Date of reporting period: January 31, 2015

ITEM 1.	REPORTS TO STOCKHOLDERS.

SEMIANNUAL REPORT

January 31, 2015

MFS® EQUITY INCOME FUND

EQI-SEM

MFS® EQUITY INCOME FUND

The report is prepared for the general information of shareholders.

It is authorized for distribution to prospective investors only when preceded or accompanied by a current prospectus.

NOT FDIC INSURED • MAY LOSE VALUE • NO BANK GUARANTEE

LETTER FROM THE CHAIRMAN

Dear Shareholders:

Sharply lower oil prices continue to affect the global economy, adding to widespread deflationary pressures around the globe.

The United States — with a relatively strong labor market and solid growth prospects — continues to diverge from much of the rest of the developed world.

As the year began, a number of central banks introduced stimulus programs and accommodative monetary policies, led by the European Central Bank (ECB), which announced a large quantitative easing program in January.

In Asia, the Chinese economy remains a source of concern as key economic growth indicators continue to fall.

As always, active risk management is integral to how we at MFS® manage your investments. We use a collaborative process, sharing insights across asset classes, regions and economic sectors. Our global investment team uses a diversified, multidisciplined, long-term approach.

Applying proven principles, such as asset allocation and diversification, can best serve investors over the long term. We are confident that this approach can help you as you work with your financial advisors to reach your goals in the years ahead.

Respectfully,

Robert J. Manning

Chairman

MFS Investment Management

March 17, 2015

The opinions expressed in this letter are subject to change and may not be relied upon for investment advice. No forecasts can be guaranteed.

PORTFOLIO COMPOSITION

Portfolio structure

Top ten holdings
JPMorgan Chase & Co.	3.4%
Wells Fargo & Co.	3.1%
Facebook, Inc., “A”	2.8%
Merck & Co., Inc.	2.6%
Bristol-Myers Squibb Co.	2.4%
Broadcom Corp., “A”	2.4%
LyondellBasell Industries N.V., “A”	2.2%
Philip Morris International, Inc.	2.2%
MetLife, Inc.	2.0%
Kohl’s Corp.	1.9%

Equity sectors
Financial Services	19.0%
Technology	15.7%
Health Care	11.7%
Utilities & Communications	10.2%
Consumer Staples	8.8%
Retailing	7.7%
Energy	7.4%
Leisure	5.0%
Basic Materials	4.9%
Industrial Goods & Services	4.6%
Autos & Housing	2.7%
Special Products & Services	1.2%
Transportation	0.4%

Cash & Other can include cash, other assets less liabilities, offsets to derivative positions, and short-term securities.

Percentages are based on net assets as of 1/31/15.

The portfolio is actively managed and current holdings may be different.

EXPENSE TABLE

Fund expenses borne by the shareholders during the period, August 1, 2014 through January 31, 2015

As a shareholder of the fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on certain purchase or redemption payments, and (2) ongoing costs, including management fees; distribution and service (12b-1) fees; and other fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period August 1, 2014 through January 31, 2015.

Actual Expenses

The first line for each share class in the following table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line for each share class in the following table provides information about hypothetical account values and hypothetical expenses based on the fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads). Therefore, the second line for each share class in the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

Expense Table – continued

Share Class		Annualized Expense Ratio	Beginning Account Value 8/01/14	Ending Account Value 1/31/15	Expenses Paid During Period (p) 8/01/14-1/31/15
A	Actual	1.19%	$1,000.00	$988.87	$5.97
	Hypothetical (h)	1.19%	$1,000.00	$1,019.21	$6.06
B	Actual	1.95%	$1,000.00	$985.09	$9.76
	Hypothetical (h)	1.95%	$1,000.00	$1,015.38	$9.91
C	Actual	1.95%	$1,000.00	$985.90	$9.76
	Hypothetical (h)	1.95%	$1,000.00	$1,015.38	$9.91
I	Actual	0.94%	$1,000.00	$990.13	$4.72
	Hypothetical (h)	0.94%	$1,000.00	$1,020.47	$4.79
R1	Actual	1.95%	$1,000.00	$985.55	$9.76
	Hypothetical (h)	1.95%	$1,000.00	$1,015.38	$9.91
R2	Actual	1.45%	$1,000.00	$988.18	$7.27
	Hypothetical (h)	1.45%	$1,000.00	$1,017.90	$7.38
R3	Actual	1.20%	$1,000.00	$988.74	$6.02
	Hypothetical (h)	1.20%	$1,000.00	$1,019.16	$6.11
R4	Actual	0.95%	$1,000.00	$990.79	$4.77
	Hypothetical (h)	0.95%	$1,000.00	$1,020.42	$4.84
R5	Actual	0.86%	$1,000.00	$990.63	$4.32
	Hypothetical (h)	0.86%	$1,000.00	$1,020.87	$4.38

(h)	5% class return per year before expenses.
(p)	“Expenses Paid During Period” are equal to each class’s annualized expense ratio, as shown above, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period). Expenses paid do not include any applicable sales charges (loads). If these transaction costs had been included, your costs would have been higher.

Notes to Expense Table

Changes to the fund’s fee arrangements occurred during the six month period. Had these fee changes been in effect throughout the entire six month period, the annualized expense ratios, the actual expenses paid during the period and the hypothetical expenses paid during the period would have been approximately 0.99%, $4.96 and $5.04 for Class A, 1.74%, $8.71 and $8.84 for Class B, 1.74%, $8.71 and $8.84 for Class C, 0.74%, $3.71 and $3.77 for Class I, 1.74%, $8.71 and $8.84 for Class R1, 1.24%, $6.21 and $6.31 for Class R2, 0.99%, $4.96 and $5.04 for Class R3, 0.74%, $3.71 and $3.77 for Class R4, and 0.66%, $3.31 and $3.36 for Class R5, respectively. For further information about the fund’s fee arrangements and changes to those fee arrangements, please see Note 3 in the Notes to Financial Statements.

PORTFOLIO OF INVESTMENTS

1/31/15 (unaudited)

The Portfolio of Investments is a complete list of all securities owned by your fund. It is categorized by broad-based asset classes.

Common Stocks - 97.9%
Issuer	Shares/Par	Value ($)

Aerospace - 2.2%
General Dynamics Corp.	2,739	$364,862
Lockheed Martin Corp.	4,139	779,663
Northrop Grumman Corp.	4,574	717,889

		$1,862,414
Airlines - 0.4%
Copa Holdings S.A., “A”	2,805	$301,566

Automotive - 2.7%
Delphi Automotive PLC	5,856	$402,483
General Motors Co.	17,352	566,022
Magna International, Inc.	14,100	1,354,741

		$2,323,246
Business Services - 1.2%
Accenture PLC, “A”	6,492	$545,523
Adecco S.A.	6,423	481,970

		$1,027,493
Cable TV - 3.3%
Comcast Corp., “Special A”	27,164	$1,436,976
Time Warner Cable, Inc.	10,375	1,412,349

		$2,849,325
Chemicals - 2.2%
LyondellBasell Industries N.V., “A”	23,905	$1,890,646

Computer Software - 4.1%
Aspen Technology, Inc. (a)	9,483	$335,177
CA, Inc.	18,560	562,368
Citrix Systems, Inc. (a)	12,598	746,557
Microsoft Corp.	30,403	1,228,281
Symantec Corp.	27,881	690,612

		$3,562,995
Computer Software - Systems - 1.3%
Apple, Inc.	9,319	$1,091,814

Consumer Products - 1.3%
Procter & Gamble Co.	13,686	$1,153,593

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

Common Stocks - continued
Electrical Equipment - 0.6%
Siemens AG	5,281	$554,980

Electronics - 6.1%
Broadcom Corp., “A”	48,140	$2,042,821
Hoya Corp.	13,700	530,667
Intel Corp.	16,733	552,858
Microchip Technology, Inc.	34,228	1,543,683
Taiwan Semiconductor Manufacturing Co. Ltd., ADR	29,109	661,065

		$5,331,094
Energy - Independent - 2.1%
Marathon Petroleum Corp.	6,990	$647,204
Valero Energy Corp.	22,663	1,198,419

		$1,845,623
Energy - Integrated - 4.1%
Chevron Corp.	7,770	$796,658
Exxon Mobil Corp.	15,632	1,366,549
Petroleo Brasileiro S.A., ADR	63,119	388,182
Royal Dutch Shell PLC, “A”	34,201	1,039,544

		$3,590,933
Food & Beverages - 1.3%
General Mills, Inc.	14,483	$760,068
Ingredion, Inc.	4,870	392,717

		$1,152,785
Food & Drug Stores - 3.6%
CVS Health Corp.	16,086	$1,579,002
Kroger Co.	22,122	1,527,524

		$3,106,526
Gaming & Lodging - 0.5%
Wynn Resorts Ltd.	3,082	$455,982

General Merchandise - 2.2%
Kohl’s Corp.	26,970	$1,610,648
Target Corp.	4,107	302,316

		$1,912,964
Health Maintenance Organizations - 0.5%
Health Net, Inc. (a)	7,210	$390,566

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

Common Stocks - continued
Insurance - 6.9%
American International Group, Inc.	6,683	$326,598
Delta Lloyd N.V.	37,466	710,408
Everest Re Group Ltd.	4,063	696,317
MetLife, Inc.	37,614	1,749,051
Travelers Cos., Inc.	2,412	248,002
Validus Holdings Ltd.	27,593	1,094,062
Zurich Insurance Group AG	3,449	1,147,162

		$5,971,600
Internet - 4.2%
Facebook, Inc., “A “ (a)	32,541	$2,470,187
Google, Inc., “A” (a)	1,075	577,866
Google, Inc., “C” (a)	1,075	574,609

		$3,622,662
Leisure & Toys - 0.4%
Electronic Arts, Inc. (a)	5,568	$305,460

Machinery & Tools - 1.9%
Caterpillar, Inc.	3,399	$271,818
Cummins, Inc.	9,572	1,334,911

		$1,606,729
Major Banks - 8.3%
BOC Hong Kong Holdings Ltd.	91,000	$318,201
HSBC Holdings PLC	48,778	447,870
JPMorgan Chase & Co.	53,832	2,927,384
Sumitomo Mitsui Financial Group, Inc.	23,100	777,297
Wells Fargo & Co.	52,256	2,713,132

		$7,183,884
Medical Equipment - 0.6%
Abbott Laboratories	12,036	$538,731

Metals & Mining - 1.4%
Rio Tinto Ltd.	19,788	$871,788
Vale S.A., ADR	52,999	372,583

		$1,244,371
Natural Gas - Distribution - 1.0%
GDF SUEZ	37,063	$826,106

Oil Services - 1.1%
Ensco PLC, “A”	35,396	$992,504

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

Common Stocks - continued
Other Banks & Diversified Financials - 1.1%
Discover Financial Services	18,090	$983,734

Pharmaceuticals - 10.6%
Bristol-Myers Squibb Co.	34,010	$2,049,783
Eli Lilly & Co.	22,103	1,591,416
GlaxoSmithKline PLC	30,768	679,849
Johnson & Johnson	13,363	1,338,171
Merck & Co., Inc.	37,453	2,257,667
Pfizer, Inc.	41,774	1,305,438

		$9,222,324
Real Estate - 2.7%
Iron Mountain, Inc., REIT	13,157	$524,175
Medical Properties Trust, Inc., REIT	32,346	497,161
Starwood Property Trust, Inc., REIT	18,966	453,856
WP GLIMCHER, Inc., REIT	49,393	873,268

		$2,348,460
Restaurants - 0.8%
YUM! Brands, Inc.	10,134	$732,486

Specialty Chemicals - 0.7%
Marine Harvest	48,076	$631,605

Specialty Stores - 1.9%
Best Buy Co., Inc.	24,332	$856,486
L Brands, Inc.	9,636	815,495

		$1,671,981
Telephone Services - 4.7%
CenturyLink, Inc.	19,145	$711,620
Frontier Communications Corp.	203,882	1,369,068
TDC A.S.	69,788	517,513
Telefonica Brasil S.A., ADR	18,103	333,819
Verizon Communications, Inc.	20,131	920,188
Windstream Holdings, Inc.	26,651	211,875

		$4,064,083
Tobacco - 6.2%
Altria Group, Inc.	25,916	$1,376,140
Japan Tobacco, Inc.	39,200	1,065,070
Lorillard, Inc.	15,562	1,021,023
Philip Morris International, Inc.	23,380	1,876,011

		$5,338,244

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

Common Stocks - continued
Utilities - Electric Power - 3.7%
American Electric Power Co., Inc.	20,354	$1,278,435
Edison International	4,870	331,891
PG&E Corp.	12,598	740,888
PPL Corp.	24,750	878,625

		$3,229,839
Total Common Stocks (Identified Cost, $79,714,482)		$84,919,348

Preferred Stocks - 1.4%
Metals & Mining - 0.6%
Vale S.A.	81,900	$505,150

Telephone Services - 0.4%
Telecom Italia S.p.A.	390,956	$369,549

Utilities - Electric Power - 0.4%
Companhia Energetica de Minas Gerais	80,934	$359,237
Total Preferred Stocks (Identified Cost, $1,689,228)		$1,233,936

Money Market Funds - 1.7%
MFS Institutional Money Market Portfolio, 0.11%, at Cost and Net Asset Value (v)	1,521,914	$1,521,914
Total Investments (Identified Cost, $82,925,624)		$87,675,198

Other Assets, Less Liabilities - (1.0)%		(879,965)
Net Assets - 100.0%		$86,795,233

(a)	Non-income producing security.
(v)	Underlying affiliated fund that is available only to investment companies managed by MFS. The rate quoted for the MFS Institutional Money Market Portfolio is the annualized seven-day yield of the fund at period end.

The following abbreviations are used in this report and are defined:

ADR	American Depositary Receipt
PLC	Public Limited Company
REIT	Real Estate Investment Trust

See notes to financial statements

Financial Statements

STATEMENT OF ASSETS AND LIABILITIES

At 1/31/15 (unaudited)

This statement represents your fund’s balance sheet, which details the assets and liabilities comprising the total value of the fund.

Assets
Investments-
Non-affiliated issuers, at value (identified cost, $81,403,710)	$86,153,284
Underlying affiliated funds, at cost and value	1,521,914
Total investments, at value (identified cost, $82,925,624)	$87,675,198
Receivables for
Fund shares sold	292,604
Dividends	107,529
Receivable from investment adviser	19,733
Other assets	811
Total assets	$88,095,875
Liabilities
Payables for
Investments purchased	$1,168,466
Fund shares reacquired	116,712
Payable to affiliates
Shareholder servicing costs	11,346
Distribution and service fees	2,832
Payable for independent Trustees’ compensation	153
Accrued expenses and other liabilities	1,133
Total liabilities	$1,300,642
Net assets	$86,795,233
Net assets consist of
Paid-in capital	$81,512,985
Unrealized appreciation (depreciation) on investments and translation of assets and liabilities in foreign currencies	4,749,336
Accumulated net realized gain (loss) on investments and foreign currency	498,976
Undistributed net investment income	33,936
Net assets	$86,795,233
Shares of beneficial interest outstanding	6,695,116

Statement of Assets and Liabilities (unaudited) – continued

	Net assets	Shares outstanding	Net asset value per share (a)
Class A	$64,702,300	4,988,184	$12.97
Class B	3,240,334	250,710	12.92
Class C	14,480,298	1,119,421	12.94
Class I	3,777,385	291,021	12.98
Class R1	107,275	8,273	12.97
Class R2	125,965	9,708	12.98
Class R3	113,542	8,746	12.98
Class R4	108,478	8,354	12.99
Class R5	139,656	10,699	13.05

(a)	Maximum offering price per share was equal to the net asset value per share for all share classes, except for Class A, for which the maximum offering price per share was $13.76 [100 / 94.25 x $12.97]. On sales of $50,000 or more, the maximum offering price of Class A shares is reduced. A contingent deferred sales charge may be imposed on redemptions of Class A, Class B, and Class C shares. Redemption price per share was equal to the net asset value per share for Classes I, R1, R2, R3, R4, and R5.

See notes to financial statements

Financial Statements

STATEMENT OF OPERATIONS

Six months ended 1/31/15 (unaudited)

This statement describes how much your fund earned in investment income and accrued in expenses. It also describes any gains and/or losses generated by fund operations.

Net investment income
Income
Dividends	$1,156,424
Dividends from underlying affiliated funds	517
Foreign taxes withheld	(29,530)
Total investment income	$1,127,411
Expenses
Management fee	$295,355
Distribution and service fees	155,125
Shareholder servicing costs	39,895
Administrative services fee	11,115
Independent Trustees’ compensation	650
Custodian fee	19,966
Shareholder communications	8,822
Audit and tax fees	23,377
Legal fees	213
Registration fees	67,243
Miscellaneous	7,066
Total expenses	$628,827
Fees paid indirectly	(2)
Reduction of expenses by investment adviser and distributor	(101,629)
Net expenses	$527,196
Net investment income	$600,215
Realized and unrealized gain (loss) on investments and foreign currency
Realized gain (loss) (identified cost basis)
Investments	$1,241,558
Foreign currency	(9,611)
Net realized gain (loss) on investments and foreign currency	$1,231,947
Change in unrealized appreciation (depreciation)
Investments	$(3,075,165)
Translation of assets and liabilities in foreign currencies	680
Net unrealized gain (loss) on investments and foreign currency translation	$(3,074,485)
Net realized and unrealized gain (loss) on investments and foreign currency	$(1,842,538)
Change in net assets from operations	$(1,242,323)

See notes to financial statements

Financial Statements

STATEMENTS OF CHANGES IN NET ASSETS

These statements describe the increases and/or decreases in net assets resulting from operations, any distributions, and any shareholder transactions.

	Six months ended 1/31/15	Year ended 7/31/14
Change in net assets	(unaudited)
From operations
Net investment income	$600,215	$903,010
Net realized gain (loss) on investments and foreign currency	1,231,947	783,345
Net unrealized gain (loss) on investments and foreign currency translation	(3,074,485)	6,111,472
Change in net assets from operations	$(1,242,323)	$7,797,827
Distributions declared to shareholders
From net investment income	$(646,576)	$(833,352)
From net realized gain on investments	(1,307,185)	(295,005)
Total distributions declared to shareholders	$(1,953,761)	$(1,128,357)
Change in net assets from fund share transactions	$22,767,100	$33,448,689
Total change in net assets	$19,571,016	$40,118,159
Net assets
At beginning of period	67,224,217	27,106,058
At end of period (including undistributed net investment income of $33,936 and $80,297, respectively)	$86,795,233	$67,224,217

See notes to financial statements

Financial Statements

FINANCIAL HIGHLIGHTS

The financial highlights table is intended to help you understand the fund’s financial performance for the semiannual period and the past 5 fiscal years (or life of a particular share class, if shorter). Certain information reflects financial results for a single fund share. The total returns in the table represent the rate by which an investor would have earned (or lost) on an investment in the fund share class (assuming reinvestment of all distributions) held for the entire period.

Class A	Six months ended 1/31/15		Year ended	Period ended
			7/31/14	7/31/13 (c)
	(unaudited)
Net asset value, beginning of period	$13.44		$11.64	$10.00
Income (loss) from investment operations
Net investment income (d)	$0.11		$0.26	$0.17
Net realized and unrealized gain (loss) on investments and foreign currency	(0.25)		1.85	1.62
Total from investment operations	$(0.14)		$2.11	$1.79
Less distributions declared to shareholders
From net investment income	$(0.12)		$(0.23)	$(0.15)
From net realized gain on investments	(0.21)		(0.08)	—
Total distributions declared to shareholders	$(0.33)		$(0.31)	$(0.15)
Net asset value, end of period (x)	$12.97		$13.44	$11.64
Total return (%) (r)(s)(t)(x)	(1.11	)(n)	18.33	18.04	(n)
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	1.45	(a)	1.68	2.32	(a)
Expenses after expense reductions (f)	1.19	(a)	1.25	1.24	(a)
Net investment income	1.67	(a)	2.04	1.85	(a)
Portfolio turnover	15	(n)	34	39	(n)
Net assets at end of period (000 omitted)	$64,702		$49,993	$18,922

See notes to financial statements

Financial Highlights – continued

Class B	Six months ended 1/31/15		Year ended	Period ended
			7/31/14	7/31/13 (c)
	(unaudited)
Net asset value, beginning of period	$13.39		$11.61	$10.00
Income (loss) from investment operations
Net investment income (d)	$0.06		$0.16	$0.09
Net realized and unrealized gain (loss) on investments and foreign currency	(0.25)		1.85	1.62
Total from investment operations	$(0.19)		$2.01	$1.71
Less distributions declared to shareholders
From net investment income	$(0.07)		$(0.15)	$(0.10)
From net realized gain on investments	(0.21)		(0.08)	—
Total distributions declared to shareholders	$(0.28)		$(0.23)	$(0.10)
Net asset value, end of period (x)	$12.92		$13.39	$11.61
Total return (%) (r)(s)(t)(x)	(1.49	)(n)	17.44	17.24	(n)
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	2.20	(a)	2.43	3.49	(a)
Expenses after expense reductions (f)	1.95	(a)	2.00	2.00	(a)
Net investment income	0.94	(a)	1.26	1.01	(a)
Portfolio turnover	15	(n)	34	39	(n)
Net assets at end of period (000 omitted)	$3,240		$2,639	$811

See notes to financial statements

Financial Highlights – continued

Class C	Six months ended 1/31/15		Year ended	Period ended
			7/31/14	7/31/13 (c)
	(unaudited)
Net asset value, beginning of period	$13.40		$11.62	$10.00
Income (loss) from investment operations
Net investment income (d)	$0.06		$0.16	$0.10
Net realized and unrealized gain (loss) on investments and foreign currency	(0.24)		1.84	1.63
Total from investment operations	$(0.18)		$2.00	$1.73
Less distributions declared to shareholders
From net investment income	$(0.07)		$(0.14)	$(0.11)
From net realized gain on investments	(0.21)		(0.08)	—
Total distributions declared to shareholders	$(0.28)		$(0.22)	$(0.11)
Net asset value, end of period (x)	$12.94		$13.40	$11.62
Total return (%) (r)(s)(t)(x)	(1.41	)(n)	17.38	17.41	(n)
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	2.20	(a)	2.43	3.06	(a)
Expenses after expense reductions (f)	1.95	(a)	2.00	2.00	(a)
Net investment income	0.93	(a)	1.27	1.06	(a)
Portfolio turnover	15	(n)	34	39	(n)
Net assets at end of period (000 omitted)	$14,480		$11,477	$4,740

See notes to financial statements

Financial Highlights – continued

Class I	Six months ended 1/31/15		Year ended	Period ended
			7/31/14	7/31/13 (c)
	(unaudited)
Net asset value, beginning of period	$13.45		$11.64	$10.00
Income (loss) from investment operations
Net investment income (d)	$0.13		$0.30	$0.18
Net realized and unrealized gain (loss) on investments and foreign currency	(0.25)		1.84	1.62
Total from investment operations	$(0.12)		$2.14	$1.80
Less distributions declared to shareholders
From net investment income	$(0.14)		$(0.25)	$(0.16)
From net realized gain on investments	(0.21)		(0.08)	—
Total distributions declared to shareholders	$(0.35)		$(0.33)	$(0.16)
Net asset value, end of period (x)	$12.98		$13.45	$11.64
Total return (%) (r)(s)(x)	(0.99	)(n)	18.68	18.18	(n)
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	1.20	(a)	1.42	2.90	(a)
Expenses after expense reductions (f)	0.94	(a)	1.00	1.00	(a)
Net investment income	1.89	(a)	2.30	2.02	(a)
Portfolio turnover	15	(n)	34	39	(n)
Net assets at end of period (000 omitted)	$3,777		$2,565	$507

See notes to financial statements

Financial Highlights – continued

Class R1	Six months ended 1/31/15		Year ended	Period ended
			7/31/14	7/31/13 (c)
	(unaudited)
Net asset value, beginning of period	$13.43		$11.63	$10.00
Income (loss) from investment operations
Net investment income (d)	$0.07		$0.17	$0.12
Net realized and unrealized gain (loss) on investments and foreign currency	(0.26)		1.84	1.59
Total from investment operations	$(0.19)		$2.01	$1.71
Less distributions declared to shareholders
From net investment income	$(0.06)		$(0.13)	$(0.08)
From net realized gain on investments	(0.21)		(0.08)	—
Total distributions declared to shareholders	$(0.27)		$(0.21)	$(0.08)
Net asset value, end of period (x)	$12.97		$13.43	$11.63
Total return (%) (r)(s)(x)	(1.44	)(n)	17.45	17.22	(n)
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	2.20	(a)	2.46	4.64	(a)
Expenses after expense reductions (f)	1.95	(a)	2.00	2.00	(a)
Net investment income	0.97	(a)	1.34	1.32	(a)
Portfolio turnover	15	(n)	34	39	(n)
Net assets at end of period (000 omitted)	$107		$109	$117

See notes to financial statements

Financial Highlights – continued

Class R2	Six months ended 1/31/15		Year ended	Period ended
			7/31/14	7/31/13 (c)
	(unaudited)
Net asset value, beginning of period	$13.44		$11.64	$10.00
Income (loss) from investment operations
Net investment income (d)	$0.10		$0.23	$0.16
Net realized and unrealized gain (loss) on investments and foreign currency	(0.25)		1.84	1.60
Total from investment operations	$(0.15)		$2.07	$1.76
Less distributions declared to shareholders
From net investment income	$(0.10)		$(0.19)	$(0.12)
From net realized gain on investments	(0.21)		(0.08)	—
Total distributions declared to shareholders	$(0.31)		$(0.27)	$(0.12)
Net asset value, end of period (x)	$12.98		$13.44	$11.64
Total return (%) (r)(s)(x)	(1.18	)(n)	18.02	17.75	(n)
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	1.70	(a)	1.95	4.14	(a)
Expenses after expense reductions (f)	1.45	(a)	1.50	1.50	(a)
Net investment income	1.46	(a)	1.84	1.82	(a)
Portfolio turnover	15	(n)	34	39	(n)
Net assets at end of period (000 omitted)	$126		$127	$118

See notes to financial statements

Financial Highlights – continued

Class R3	Six months ended 1/31/15		Year ended	Period ended
			7/31/14	7/31/13 (c)
	(unaudited)
Net asset value, beginning of period	$13.45		$11.64	$10.00
Income (loss) from investment operations
Net investment income (d)	$0.12		$0.26	$0.18
Net realized and unrealized gain (loss) on investments and foreign currency	(0.26)		1.85	1.60
Total from investment operations	$(0.14)		$2.11	$1.78
Less distributions declared to shareholders
From net investment income	$(0.12)		$(0.22)	$(0.14)
From net realized gain on investments	(0.21)		(0.08)	—
Total distributions declared to shareholders	$(0.33)		$(0.30)	$(0.14)
Net asset value, end of period (x)	$12.98		$13.45	$11.64
Total return (%) (r)(s)(x)	(1.13	)(n)	18.38	17.96	(n)
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	1.45	(a)	1.71	3.89	(a)
Expenses after expense reductions (f)	1.20	(a)	1.25	1.25	(a)
Net investment income	1.71	(a)	2.09	2.06	(a)
Portfolio turnover	15	(n)	34	39	(n)
Net assets at end of period (000 omitted)	$114		$114	$118

See notes to financial statements

Financial Highlights – continued

Class R4	Six months ended 1/31/15		Year ended	Period ended
			7/31/14	7/31/13 (c)
	(unaudited)
Net asset value, beginning of period	$13.45		$11.64	$10.00
Income (loss) from investment operations
Net investment income (d)	$0.13		$0.29	$0.21
Net realized and unrealized gain (loss) on investments and foreign currency	(0.24)		1.85	1.59
Total from investment operations	$(0.11)		$2.14	$1.80
Less distributions declared to shareholders
From net investment income	$(0.14)		$(0.25)	$(0.16)
From net realized gain on investments	(0.21)		(0.08)	—
Total distributions declared to shareholders	$(0.35)		$(0.33)	$(0.16)
Net asset value, end of period (x)	$12.99		$13.45	$11.64
Total return (%) (r)(s)(x)	(0.92	)(n)	18.66	18.18	(n)
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	1.20	(a)	1.46	3.64	(a)
Expenses after expense reductions (f)	0.95	(a)	1.00	1.00	(a)
Net investment income	1.97	(a)	2.34	2.32	(a)
Portfolio turnover	15	(n)	34	39	(n)
Net assets at end of period (000 omitted)	$108		$110	$118

See notes to financial statements

Financial Highlights – continued

Class R5	Six months ended 1/31/15		Year ended 7/31/14	Period ended 7/31/13 (c)
	(unaudited)
Net asset value, beginning of period	$13.52		$11.65	$10.00
Income (loss) from investment operations
Net investment income (d)	$0.13		$0.32	$0.21
Net realized and unrealized gain (loss) on investments and foreign currency	(0.25)		1.89	1.60
Total from investment operations	$(0.12)		$2.21	$1.81
Less distributions declared to shareholders
From net investment income	$(0.14)		$(0.26)	$(0.16)
From net realized gain on investments	(0.21)		(0.08)	—
Total distributions declared to shareholders	$(0.35)		$(0.34)	$(0.16)
Net asset value, end of period (x)	$13.05		$13.52	$11.65
Total return (%) (r)(s)(x)	(0.94	)(n)	19.26	18.30	(n)
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	1.12	(a)	1.49	3.61	(a)
Expenses after expense reductions (f)	0.86	(a)	0.90	0.96	(a)
Net investment income	1.93	(a)	2.66	2.35	(a)
Portfolio turnover	15	(n)	34	39	(n)
Net assets at end of period (000 omitted)	$140		$91	$1,656

(a)	Annualized.
(c)	For the period from the commencement of the fund’s investment operations, September 27, 2012, through the stated period end.
(d)	Per share data is based on average shares outstanding.
(f)	Ratios do not reflect reductions from fees paid indirectly, if applicable.
(n)	Not annualized.
(r)	Certain expenses have been reduced without which performance would have been lower.
(s)	From time to time the fund may receive proceeds from litigation settlements, without which performance would be lower.
(t)	Total returns do not include any applicable sales charges.
(x)	The net asset values per share and total returns have been calculated on net assets which include adjustments made in accordance with U.S. generally accepted accounting principles required at period end for financial reporting purposes.

See notes to financial statements

NOTES TO FINANCIAL STATEMENTS

(unaudited)

(1) Business and Organization

MFS Equity Income Fund (the fund) is a diversified series of MFS Series Trust VII (the trust). The trust is organized as a Massachusetts business trust and is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company.

The fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services – Investment Companies.

(2) Significant Accounting Policies

General – The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities, and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates. In the preparation of these financial statements, management has evaluated subsequent events occurring after the date of the fund’s Statement of Assets and Liabilities through the date that the financial statements were issued. The fund invests in foreign securities. Investments in foreign securities are vulnerable to the effects of changes in the relative values of the local currency and the U.S. dollar and to the effects of changes in each country’s legal, political, and economic environment.

In June 2014, FASB issued Accounting Standards Update 2014-11, Transfers and Servicing (Topic 860) – Repurchase-to-Maturity Transactions, Repurchase Financings, and Disclosures (“ASU 2014-11”). ASU 2014-11 changes the accounting for repurchase-to-maturity transactions (i.e., repurchase agreements that settle at the same time as the maturity of the transferred financial asset) and enhances the required disclosures for repurchase agreements and other similar transactions. Although still evaluating the potential impacts of ASU 2014-11 to the fund, management expects that the impact of the fund’s adoption will be limited to additional financial statement disclosures which would first be effective for interim reporting periods beginning after March 15, 2015.

Balance Sheet Offsetting – The fund’s accounting policy with respect to balance sheet offsetting is that, absent an event of default by the counterparty or a termination of the agreement, the International Swaps and Derivatives Association (ISDA) Master Agreement does not result in an offset of reported amounts of financial assets and financial liabilities in the Statement of Assets and Liabilities across transactions between the fund and the applicable counterparty. The fund’s right to setoff may be restricted or prohibited by the bankruptcy or insolvency laws of the particular jurisdiction to which a specific master netting agreement counterparty is subject. Balance sheet offsetting disclosures, to the extent applicable to the fund, have been included in the fund’s Significant Accounting Policies note under the captions for each of the fund’s in-scope financial instruments and transactions.

Notes to Financial Statements (unaudited) – continued

Investment Valuations – Equity securities, including restricted equity securities, are generally valued at the last sale or official closing price as provided by a third-party pricing service on the market or exchange on which they are primarily traded. Equity securities, for which there were no sales reported that day, are generally valued at the last quoted daily bid quotation as provided by a third-party pricing service on the market or exchange on which such securities are primarily traded. Short-term instruments with a maturity at issuance of 60 days or less may be valued at amortized cost, which approximates market value. Open-end investment companies are generally valued at net asset value per share. Securities and other assets generally valued on the basis of information from a third-party pricing service may also be valued at a broker/dealer bid quotation. Values obtained from third-party pricing services can utilize both transaction data and market information such as yield, quality, coupon rate, maturity, type of issue, trading characteristics, and other market data. The values of foreign securities and other assets and liabilities expressed in foreign currencies are converted to U.S. dollars using the mean of bid and asked prices for rates provided by a third-party pricing service.

The Board of Trustees has delegated primary responsibility for determining or causing to be determined the value of the fund’s investments (including any fair valuation) to the adviser pursuant to valuation policies and procedures approved by the Board. If the adviser determines that reliable market quotations are not readily available, investments are valued at fair value as determined in good faith by the adviser in accordance with such procedures under the oversight of the Board of Trustees. Under the fund’s valuation policies and procedures, market quotations are not considered to be readily available for most types of debt instruments and floating rate loans and many types of derivatives. These investments are generally valued at fair value based on information from third-party pricing services. In addition, investments may be valued at fair value if the adviser determines that an investment’s value has been materially affected by events occurring after the close of the exchange or market on which the investment is principally traded (such as foreign exchange or market) and prior to the determination of the fund’s net asset value, or after the halting of trading of a specific security where trading does not resume prior to the close of the exchange or market on which the security is principally traded. Events that occur on a frequent basis after foreign markets close (such as developments in foreign markets and significant movements in the U.S. markets) and prior to the determination of the fund’s net asset value may be deemed to have a material effect on the value of securities traded in foreign markets. Accordingly, the fund’s foreign equity securities may often be valued at fair value. The adviser generally relies on third-party pricing services or other information (such as the correlation with price movements of similar securities in the same or other markets; the type, cost and investment characteristics of the security; the business and financial condition of the issuer; and trading and other market data) to assist in determining whether to fair value and at what value to fair value an investment. The value of an investment for purposes of calculating the fund’s net asset value can differ depending on the source and method used to determine value. When fair valuation is used, the value of an investment used to determine the fund’s net asset value may differ from quoted or published prices for the same investment. There can be no assurance that

Notes to Financial Statements (unaudited) – continued

the fund could obtain the fair value assigned to an investment if it were to sell the investment at the same time at which the fund determines its net asset value per share.

Various inputs are used in determining the value of the fund’s assets or liabilities. These inputs are categorized into three broad levels. In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, an investment’s level within the fair value hierarchy is based on the lowest level of input that is significant to the fair value measurement. The fund’s assessment of the significance of a particular input to the fair value measurement in its entirety requires judgment, and considers factors specific to the investment. Level 1 includes unadjusted quoted prices in active markets for identical assets or liabilities. Level 2 includes other significant observable market-based inputs (including quoted prices for similar securities, interest rates, prepayment speed, and credit risk). Level 3 includes unobservable inputs, which may include the adviser’s own assumptions in determining the fair value of investments. The following is a summary of the levels used as of January 31, 2015 in valuing the fund’s assets or liabilities:

Investments at Value	Level 1	Level 2	Level 3	Total
Equity Securities:
United States	$70,907,361	$—	$—	$70,907,361
United Kingdom	3,039,050	—	—	3,039,050
Japan	—	2,373,035	—	2,373,035
Brazil	1,958,972	—	—	1,958,972
Switzerland	1,629,132	—	—	1,629,132
Canada	1,354,741	—	—	1,354,741
France	826,106	—	—	826,106
Netherlands	710,408	—	—	710,408
Taiwan	661,065	—	—	661,065
Other Countries	2,375,213	318,201	—	2,693,414
Mutual Funds	1,521,914	—	—	1,521,914
Total Investments	$84,983,962	$2,691,236	$—	$87,675,198

For further information regarding security characteristics, see the Portfolio of Investments.

Of the level 1 investments presented above, equity investments amounting to $7,241,394 would have been considered level 2 investments at the beginning of the period. The primary reason for changes in the classifications between levels 1 and 2 occurs when foreign equity securities are fair valued using other observable market-based inputs in place of the closing exchange price due to events occurring after the close of the exchange or market on which the investment is principally traded. The fund’s foreign equity securities may often be valued at fair value. The fund’s policy is to recognize transfers between the levels as of the end of the period.

Foreign Currency Translation – Purchases and sales of foreign investments, income, and expenses are converted into U.S. dollars based upon currency exchange rates prevailing on the respective dates of such transactions or on the reporting date for foreign denominated receivables and payables. Gains and losses attributable to foreign currency exchange rates on sales of securities are recorded for financial statement purposes as net realized gains and losses on investments. Gains and losses attributable

Notes to Financial Statements (unaudited) – continued

to foreign exchange rate movements on receivables, payables, income and expenses are recorded for financial statement purposes as foreign currency transaction gains and losses. That portion of both realized and unrealized gains and losses on investments that results from fluctuations in foreign currency exchange rates is not separately disclosed.

Indemnifications – Under the fund’s organizational documents, its officers and Trustees may be indemnified against certain liabilities and expenses arising out of the performance of their duties to the fund. Additionally, in the normal course of business, the fund enters into agreements with service providers that may contain indemnification clauses. The fund’s maximum exposure under these agreements is unknown as this would involve future claims that may be made against the fund that have not yet occurred.

Investment Transactions and Income – Investment transactions are recorded on the trade date. Dividends received in cash are recorded on the ex-dividend date. Certain dividends from foreign securities will be recorded when the fund is informed of the dividend if such information is obtained subsequent to the ex-dividend date. Dividend payments received in additional securities are recorded on the ex-dividend date in an amount equal to the value of the security on such date.

The fund may receive proceeds from litigation settlements. Any proceeds received from litigation involving portfolio holdings are reflected in the Statement of Operations in realized gain/loss if the security has been disposed of by the fund or in unrealized gain/loss if the security is still held by the fund. Any other proceeds from litigation not related to portfolio holdings are reflected as other income in the Statement of Operations.

Fees Paid Indirectly – The fund’s custody fee may be reduced according to an arrangement that measures the value of cash deposited with the custodian by the fund. This amount, for the six months ended January 31, 2015, is shown as a reduction of total expenses in the Statement of Operations.

Tax Matters and Distributions – The fund intends to qualify as a regulated investment company, as defined under Subchapter M of the Internal Revenue Code, and to distribute all of its taxable income, including realized capital gains. As a result, no provision for federal income tax is required. The fund’s federal tax returns, when filed, will remain subject to examination by the Internal Revenue Service for a three year period. Management has analyzed the fund’s tax positions taken on federal and state tax returns for all open tax years and does not believe that there are any uncertain tax positions that require recognition of a tax liability. Foreign taxes, if any, have been accrued by the fund in the accompanying financial statements in accordance with the applicable foreign tax law. Foreign income taxes may be withheld by certain countries in which the fund invests. Additionally, capital gains realized by the fund on securities issued in or by certain foreign countries may be subject to capital gains tax imposed by those countries.

Distributions to shareholders are recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from U.S. generally accepted accounting principles. Certain capital accounts in the financial statements are periodically adjusted for permanent differences in order

Notes to Financial Statements (unaudited) – continued

to reflect their tax character. These adjustments have no impact on net assets or net asset value per share. Temporary differences which arise from recognizing certain items of income, expense, gain or loss in different periods for financial statement and tax purposes will reverse at some time in the future. Distributions in excess of net investment income or net realized gains are temporary overdistributions for financial statement purposes resulting from differences in the recognition or classification of income or distributions for financial statement and tax purposes.

Book/tax differences primarily relate to wash sale loss deferrals.

The tax character of distributions made during the current period will be determined at fiscal year end. The tax character of distributions declared to shareholders for the last fiscal year is as follows:

7/31/14
Ordinary income (including any short-term capital gains)	$1,128,357

The federal tax cost and the tax basis components of distributable earnings were as follows:

As of 1/31/15
Cost of investments	$83,125,111
Gross appreciation	8,528,231
Gross depreciation	(3,978,144)
Net unrealized appreciation (depreciation)	$4,550,087

As of 7/31/14
Undistributed ordinary income	622,870
Undistributed long-term capital gain	231,197
Other temporary differences	(987)
Net unrealized appreciation (depreciation)	7,625,252

The aggregate cost above includes prior fiscal year end tax adjustments, if applicable.

Multiple Classes of Shares of Beneficial Interest – The fund offers multiple classes of shares, which differ in their respective distribution and service fees. The fund’s income, realized and unrealized gain (loss), and common expenses are allocated to shareholders based on the daily net assets of each class. Dividends are declared separately for each class. Differences in per share dividend rates are generally due to differences in separate class expenses. Class B shares will convert to Class A shares approximately eight years after purchase.

Notes to Financial Statements (unaudited) – continued

The fund’s distributions declared to shareholders as reported in the Statements of Changes in Net Assets are presented by class as follows:

	From net investment income		From net realized gain on investments
	Six months ended 1/31/15	Year ended 7/31/14	Six months ended 1/31/15	Year ended 7/31/14
Class A	$522,276	$663,767	$976,338	$215,877
Class B	15,194	21,239	45,430	10,415
Class C	68,467	93,551	215,375	47,540
Class I	36,106	29,457	61,542	5,917
Class R1	522	1,174	1,679	838
Class R2	946	1,893	1,965	857
Class R3	1,003	2,070	1,770	865
Class R4	1,103	2,291	1,691	846
Class R5	959	17,910	1,395	11,850
Total	$646,576	$833,352	$1,307,185	$295,005

(3) Transactions with Affiliates

Investment Adviser – The fund has an investment advisory agreement with MFS to provide overall investment management and related administrative services and facilities to the fund. The management fee is computed daily and paid monthly at the following annual rates:

First $1 billion of average daily net assets	0.75%
Next $1.5 billion of average daily net assets	0.65%
Average daily net assets in excess of $2.5 billion	0.60%

MFS has agreed in writing to reduce its management fee by a specified amount if certain MFS mutual fund assets exceed thresholds agreed to by MFS and the fund’s Board of Trustees. For the six months ended January 31, 2015, this management fee reduction amounted to $2,315, which is included in the reduction of total expenses in the Statement of Operations. Effective December 29, 2014, the investment adviser has agreed in writing to reduce its management fee to 0.60% of average daily net assets. This written agreement will continue until modified by the fund’s Board of Trustees, but such agreement will continue at least until December 31, 2015. For the period December 29, 2014 through January 31, 2015, this management fee reduction amounted to $12,181, which is included in the reduction of total expenses in the Statement of Operations. The management fee incurred for the six months ended January 31, 2015 was equivalent to an annual effective rate of 0.71% of the fund’s average daily net assets.

The investment adviser has agreed in writing to pay a portion of the fund’s total annual operating expenses, excluding interest, taxes, extraordinary expenses, brokerage and transaction costs, and investment-related expenses, such that total fund operating expenses do not exceed the following rates annually of each class’s average daily net assets:

Classes
A	B	C	I	R1	R2	R3	R4	R5
1.25%	2.00%	2.00%	1.00%	2.00%	1.50%	1.25%	1.00%	0.97%

Notes to Financial Statements (unaudited) – continued

This written agreement expired on December 28, 2014. For the period August 1, 2014 through December 28, 2014, this reduction amounted to $62,751, which is included in the reduction of total expenses in the Statement of Operations. Effective December 29, 2014, the investment adviser has agreed in writing to pay a portion of the fund’s total annual operating expenses, excluding interest, taxes, extraordinary expenses, brokerage and transaction costs, and investment-related expenses, such that total fund operating expenses do not exceed the following rates annually of each class’s average daily net assets:

Classes
A	B	C	I	R1	R2	R3	R4	R5
0.99%	1.74%	1.74%	0.74%	1.74%	1.24%	0.99%	0.74%	0.71%

This written agreement will continue until modified by the fund’s Board of Trustees, but such agreement will continue at least until December 31, 2015. For the period December 29, 2014 through January 31, 2015, this reduction amounted to $23,885, which is included in the reduction of total expenses in the Statement of Operations.

Distributor – MFS Fund Distributors, Inc. (MFD), a wholly-owned subsidiary of MFS, as distributor, received $60,472 for the six months ended January 31, 2015, as its portion of the initial sales charge on sales of Class A shares of the fund.

The Board of Trustees has adopted a distribution plan for certain share classes pursuant to Rule 12b-1 of the Investment Company Act of 1940.

The fund’s distribution plan provides that the fund will pay MFD for services provided by MFD and financial intermediaries in connection with the distribution and servicing of certain share classes. One component of the plan is a distribution fee paid to MFD and another component of the plan is a service fee paid to MFD. MFD may subsequently pay all, or a portion, of the distribution and/or service fees to financial intermediaries.

Distribution Plan Fee Table:

	Distribution Fee Rate (d)	Service Fee Rate (d)	Total Distribution Plan (d)	Annual Effective Rate (e)	Distribution and Service Fee
Class A	—	0.25%	0.25%	0.25%	$73,249
Class B	0.75%	0.25%	1.00%	1.00%	14,697
Class C	0.75%	0.25%	1.00%	1.00%	66,159
Class R1	0.75%	0.25%	1.00%	1.00%	552
Class R2	0.25%	0.25%	0.50%	0.50%	322
Class R3	—	0.25%	0.25%	0.25%	146
Total Distribution and Service Fees					$155,125

(d)	In accordance with the distribution plan for certain classes, the fund pays distribution and/or service fees equal to these annual percentage rates of each class’s average daily net assets. The distribution and service fee rates disclosed by class represent the current rates in effect at the end of the reporting period. Any rate changes, if applicable, are detailed below.
(e)

The annual effective rates represent actual fees incurred under the distribution plan for the six months ended January 31, 2015 based on each class’s average daily net assets. MFD has voluntarily agreed to rebate a portion of each class’s 0.25% service fee attributable to accounts for which MFD retains the 0.25% service fee except for accounts attributable to MFS

Notes to Financial Statements (unaudited) – continued

or its affiliates’ seed money. For the six months ended January 31, 2015, this rebate amounted to $461 for Class A and is included in the reduction of total expenses in the Statement of Operations.

Certain Class A shares are subject to a contingent deferred sales charge (CDSC) in the event of a shareholder redemption within 18 months of purchase. Class C shares are subject to a CDSC in the event of a shareholder redemption within 12 months of purchase. Class B shares are subject to a CDSC in the event of a shareholder redemption within six years of purchase. All contingent deferred sales charges are paid to MFD and during the six months ended January 31, 2015, were as follows:

Amount
Class A	$950
Class B	6,521
Class C	889

Shareholder Servicing Agent – MFS Service Center, Inc. (MFSC), a wholly-owned subsidiary of MFS, receives a fee from the fund for its services as shareholder servicing agent calculated as a percentage of the average daily net assets of the fund as determined periodically under the supervision of the fund’s Board of Trustees. For the six months ended January 31, 2015, the fee was $5,897, which equated to 0.0150% annually of the fund’s average daily net assets. MFSC also receives payment from the fund for out-of-pocket expenses, sub-accounting and other shareholder servicing costs which may be paid to affiliated and unaffiliated service providers. Class R5 shares do not incur sub-accounting fees. For the six months ended January 31, 2015, these out-of-pocket expenses, sub-accounting and other shareholder servicing costs amounted to $33,998.

Administrator – MFS provides certain financial, legal, shareholder communications, compliance, and other administrative services to the fund. Under an administrative services agreement, the fund partially reimburses MFS the costs incurred to provide these services. The fund is charged an annual fixed amount of $17,500 plus a fee based on average daily net assets. The administrative services fee incurred for the six months ended January 31, 2015 was equivalent to an annual effective rate of 0.0282% of the fund’s average daily net assets.

Trustees’ and Officers’ Compensation – The fund pays compensation to independent Trustees in the form of a retainer, attendance fees, and additional compensation to Board and Committee chairpersons. The fund does not pay compensation directly to Trustees or officers of the fund who are also officers of the investment adviser, all of whom receive remuneration for their services to the fund from MFS. Certain officers and Trustees of the fund are officers or directors of MFS, MFD, and MFSC.

Other – Effective November 1, 2014, this fund and certain other funds managed by MFS (the funds) have entered into a service agreement (the ISO Agreement) which provides for payment of fees solely by the funds to Tarantino LLC in return for the provision of services of an Independent Senior Officer (ISO) for the funds. Frank L. Tarantino serves as the ISO and is an officer of the funds and the sole member of Tarantino LLC. The funds can terminate the ISO Agreement with Tarantino LLC at any time under the terms of the ISO Agreement. Prior to November 1, 2014, the funds

Notes to Financial Statements (unaudited) – continued

had entered into a service agreement (the Compliance Officer Agreement) which provided for payment of fees by the funds to Tarantino LLC in return for the provision of services of an Independent Chief Compliance Officer (ICCO) for the funds. Prior to November 1, 2014, Frank L. Tarantino served as the ICCO. Effective October 31, 2014, Mr. Tarantino resigned as ICCO and the Compliance Officer Agreement between the funds and Tarantino LLC was terminated. For the six months ended January 31, 2015, the aggregate fees paid by the fund under these agreements were $141 and are included in “Miscellaneous” expense in the Statement of Operations. MFS had agreed to reimburse the fund for a portion of the payments made by the fund for the services under the Compliance Officer Agreement in the amount of $36, which is included in the reduction of total expenses in the Statement of Operations. Additionally, MFS has agreed to bear all expenses associated with office space, other administrative support, and supplies provided to the ICCO and ISO.

The fund invests in the MFS Institutional Money Market Portfolio which is managed by MFS and seeks current income consistent with preservation of capital and liquidity. Income earned on this investment is included in “Dividends from underlying affiliated funds” in the Statement of Operations. This money market fund does not pay a management fee to MFS.

On September 11, 2013, MFS redeemed 10,094 shares of Class A and 10,069 shares of Class C for an aggregate amount of $234,395.

On December 11, 2013, MFS redeemed 2,140 shares of Class B, 2,262 shares of Class I, 2,133 shares of Class R1, 2,200 shares of Class R2, 2,226 shares of Class R3, 2,259 shares of Class R4, and 137,883 shares of Class R5 for an aggregate amount of $1,849,420.

At January 31, 2015, MFS held approximately 100%, 86%, 95%, 100%, and 64% of the outstanding shares of Class R1, Class R2, Class R3, Class R4, and Class R5, respectively.

(4) Portfolio Securities

For the six months ended January 31, 2015, purchases and sales of investments, other than short-term obligations, aggregated $34,382,130 and $11,831,372, respectively.

Notes to Financial Statements (unaudited) – continued

(5) Shares of Beneficial Interest

The fund’s Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest. Transactions in fund shares were as follows:

	Six months ended 1/31/15		Year ended 7/31/14
	Shares	Amount	Shares	Amount
Shares sold
Class A	1,478,730	$19,879,684	2,519,966	$31,392,409
Class B	107,442	1,439,310	157,335	1,973,499
Class C	349,639	4,675,875	562,389	7,062,521
Class I	150,169	2,028,089	184,991	2,358,517
Class R2	60	818	1,306	16,594
Class R3	29	390	368	4,528
Class R5	3,808	50,000	—	—
	2,089,877	$28,074,166	3,426,355	$42,808,068

Shares issued to shareholders in reinvestment of distributions
Class A	112,496	$1,489,468	68,044	$864,637
Class B	4,427	58,444	2,135	27,153
Class C	21,141	279,277	10,606	134,479
Class I	6,880	91,149	2,557	32,904
Class R1	167	2,201	160	2,011
Class R2	220	2,911	218	2,749
Class R3	209	2,773	234	2,935
Class R4	211	2,794	249	3,137
Class R5	177	2,354	2,436	29,760
	145,928	$1,931,371	86,639	$1,099,765

Shares reacquired
Class A	(323,032)	$(4,304,976)	(494,153)	$(6,182,780)
Class B	(58,220)	(777,554)	(32,279)	(404,506)
Class C	(107,599)	(1,413,368)	(124,825)	(1,562,233)
Class I	(56,801)	(742,496)	(40,281)	(514,328)
Class R1	—	—	(2,133)	(26,114)
Class R2	(2)	(30)	(2,210)	(27,069)
Class R3	(1)	(13)	(2,227)	(27,258)
Class R4	—	—	(2,259)	(27,655)
Class R5	—	—	(137,883)	(1,687,201)
	(545,655)	$(7,238,437)	(838,250)	$(10,459,144)

Notes to Financial Statements (unaudited) – continued

	Six months ended 1/31/15		Year ended 7/31/14
	Shares	Amount	Shares	Amount
Net change
Class A	1,268,194	$17,064,176	2,093,857	$26,074,266
Class B	53,649	720,200	127,191	1,596,146
Class C	263,181	3,541,784	448,170	5,634,767
Class I	100,248	1,376,742	147,267	1,877,093
Class R1	167	2,201	(1,973)	(24,103)
Class R2	278	3,699	(686)	(7,726)
Class R3	237	3,150	(1,625)	(19,795)
Class R4	211	2,794	(2,010)	(24,518)
Class R5	3,985	52,354	(135,447)	(1,657,441)
	1,690,150	$22,767,100	2,674,744	$33,448,689

(6) Line of Credit

The fund and certain other funds managed by MFS participate in a $1.1 billion unsecured committed line of credit, subject to a $1 billion sublimit, provided by a syndication of banks under a credit agreement. Borrowings may be made for temporary financing needs. Interest is charged to each fund, based on its borrowings, generally at a rate equal to the higher of the Federal Reserve funds rate or one month LIBOR plus an agreed upon spread. A commitment fee, based on the average daily, unused portion of the committed line of credit, is allocated among the participating funds at the end of each calendar quarter. In addition, the fund and other funds managed by MFS have established unsecured uncommitted borrowing arrangements with certain banks for temporary financing needs. Interest is charged to each fund, based on its borrowings, at a rate equal to the Federal Reserve funds rate plus an agreed upon spread. For the six months ended January 31, 2015, the fund’s commitment fee and interest expense were $114 and $0, respectively, and are included in “Miscellaneous” expense in the Statement of Operations.

(7) Transactions in Underlying Affiliated Funds-Affiliated Issuers

An affiliated issuer may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. For the purposes of this report, the fund assumes the following to be an affiliated issuer:

Underlying Affiliated Fund	Beginning Shares/Par Amount	Acquisitions Shares/Par Amount	Dispositions Shares/Par Amount	Ending Shares/Par Amount
MFS Institutional Money Market Portfolio	1,308,172	19,167,895	(18,954,153)	1,521,914

Underlying Affiliated Fund	Realized Gain (Loss)	Capital Gain Distributions	Dividend Income	Ending Value
MFS Institutional Money Market Portfolio	$—	$—	$517	$1,521,914

PROXY VOTING POLICIES AND INFORMATION

MFS votes proxies on behalf of the fund pursuant to proxy voting policies and procedures that are available without charge, upon request, by calling 1-800-225-2606, by visiting the Proxy Voting section of mfs.com or by visiting the SEC’s Web site at http://www.sec.gov.

Information regarding how the fund voted proxies relating to portfolio securities during the most recent twelve-month period ended June 30 is available without charge by visiting the Proxy Voting section of mfs.com or by visiting the SEC’s Web site at http://www.sec.gov.

QUARTERLY PORTFOLIO DISCLOSURE

The fund will file a complete schedule of portfolio holdings with the Securities and Exchange Commission (the Commission) for the first and third quarters of each fiscal year on Form N-Q. A shareholder can obtain the quarterly portfolio holdings report at mfs.com. The fund’s Form N-Q is also available on the EDGAR database on the Commission’s Internet Web site at http://www.sec.gov, and may be reviewed and copied at the:

Public Reference Room

Securities and Exchange Commission

100 F Street, NE, Room 1580

Washington, D.C. 20549

Information on the operation of the Public Reference Room may be obtained by calling the Commission at 1-800-SEC-0330. Copies of the fund’s Form N-Q also may be obtained, upon payment of a duplicating fee, by electronic request at the following e-mail address: publicinfo@sec.gov or by writing the Public Reference Section at the above address.

FURTHER INFORMATION

From time to time, MFS may post important information about the fund or the MFS funds on the MFS web site (mfs.com). This information is available by visiting the “Market Commentary” and “Announcements” sub sections in the “Market Outlooks” section of mfs.com or by clicking on the fund’s name under “Mutual Funds” in the “Products” section of mfs.com.

PROVISION OF FINANCIAL REPORTS AND SUMMARY PROSPECTUSES

The fund produces financial reports every six months and updates its summary prospectus and prospectus annually. To avoid sending duplicate copies of materials to households, only one copy of the fund’s annual and semiannual report and summary prospectus may be mailed to shareholders having the same last name and residential address on the fund’s records. However, any shareholder may contact MFSC (please see back cover for address and telephone number) to request that copies of these reports and summary prospectuses be sent personally to that shareholder.

Save paper with eDelivery.

MFS® will send you prospectuses,

reports, and proxies directly via e-mail so you will get information faster with less mailbox clutter.

To sign up:

1. Go to mfs.com.

2. Log in via MFS® Access.

3. Select eDelivery.

If you own your MFS fund shares through a financial institution or a retirement plan, MFS® TALK, MFS® Access, or eDelivery may not be available to you.

CONTACT

WEB SITE

mfs.com

MFS TALK

1-800-637-8255

24 hours a day

ACCOUNT SERVICE AND LITERATURE

Shareholders

1-800-225-2606

Financial advisors

1-800-343-2829

Retirement plan services

1-800-637-1255

MAILING ADDRESS

MFS Service Center, Inc.

P.O. Box 55824

Boston, MA 02205-5824

OVERNIGHT MAIL

MFS Service Center, Inc.

c/o Boston Financial Data Services

30 Dan Road

Canton, MA 02021-2809

ITEM 2.	CODE OF ETHICS.

During the period covered by this report, the Registrant has not amended any provision in its Code of Ethics (the “Code”) that relates to an element of the Code’s definitions enumerated in paragraph (b) of Item 2 of this Form N-CSR. During the period covered by this report, the Registrant did not grant a waiver, including an implicit waiver, from any provision of the Code.

ITEM 3.	AUDIT COMMITTEE FINANCIAL EXPERT.

Not applicable for semi-annual reports.

ITEM 4.	PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Not applicable for semi-annual reports.

ITEM 5.	AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable to the Registrant.

ITEM 6.	INVESTMENTS

A schedule of investments for each series of the Registrant is included as part of the report to shareholders of such series under Item 1 of this Form N-CSR.

ITEM 7.	DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable to the Registrant.

ITEM 8.	PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable to the Registrant.

ITEM 9.	PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable to the Registrant.

ITEM 10.	SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

There were no material changes to the procedures by which shareholders may send recommendations to the Board for nominees to the Registrant’s Board since the Registrant last provided disclosure as to such procedures in response to the requirements of Item 407 (c)(2)(iv) of Regulation S-K or this Item.

ITEM 11.	CONTROLS AND PROCEDURES.

(a)	Based upon their evaluation of the effectiveness of the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “Act”)) as conducted within 90 days of the filing date of this report on Form N-CSR, the registrant’s principal financial officer and principal executive officer have concluded that those disclosure controls and procedures provide reasonable assurance that the material information required to be disclosed by the registrant on this report is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission’s rules and forms.

(b)	There were no changes in the registrant’s internal controls over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the second fiscal quarter of the period covered by the report that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

ITEM 12.	EXHIBITS.

(a)	File the exhibits listed below as part of this form. Letter or number the exhibits in the sequence indicated.

(1)	Any code of ethics, or amendment thereto, that is the subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy the Item 2 requirements through filing of an exhibit.

(2)	A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2 under the Act (17 CFR 270.30a-2): Attached hereto.

(b)	If the report is filed under Section 13(a) or 15(d) of the Exchange Act, provide the certifications required by Rule 30a-2(b) under the Act (17 CFR 270.30a-2(b)), Rule 13a-14(b) or Rule 15d-14(b) under the Exchange Act (17 CFR 240.13a-14(b) or 240.15d-14(b)) and Section 1350 of Chapter 63 of Title 18 of the United States Code (18 U.S.C. 1350) as an exhibit. A certification furnished pursuant to this paragraph will not be deemed “filed” for the purposes of Section 18 of the Exchange Act (15 U.S.C. 78r), or otherwise subject to the liability of that section. Such certification will not be deemed to be incorporated by reference into any filing under the Securities Act of 1933 or the Exchange Act, except to the extent that the registrant specifically incorporates it by reference: Attached hereto.

Notice

A copy of the Amended and Restated Declaration of Trust, as amended, of the Registrant is on file with the Secretary of State of The Commonwealth of Massachusetts and notice is hereby given that this instrument is executed on behalf of the Registrant by an officer of the Registrant as an officer and not individually and the obligations of or arising out of this instrument are not binding upon any of the Trustees or shareholders individually, but are binding only upon the assets and property of the respective constituent series of the Registrant.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) MFS SERIES TRUST VII

By (Signature and Title)*	ROBIN A. STELMACH
Robin A. Stelmach, President

Date: March 17, 2015

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	ROBIN A. STELMACH
Robin A. Stelmach, President (Principal Executive Officer)

Date: March 17, 2015

By (Signature and Title)*	DAVID L. DILORENZO
David L. DiLorenzo, Treasurer (Principal Financial Officer and Accounting Officer)

Date: March 17, 2015

*	Print name and title of each signing officer under his or her signature.